united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2016 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	EQUITY FUNDS - 98.0%
6,728	FlexShares Global Upstream Natural Resources Index Fund	$ 162,818
2,360	Guggenheim Timber ETF	54,492
5,315	iShares Core S&P Mid-Cap ETF	766,370
7,297	iShares Core S&P Small-Cap ETF	821,423
7,523	iShares S&P 500 Growth ETF	871,840
9,101	iShares S&P 500 Value ETF	818,544
2,632	SPDR Dow Jones International Real Estate ETF	109,123
1,155	SPDR Dow Jones REIT ETF	109,898
22,684	Vanguard FTSE All-World ex-US ETF	978,815
1,743	Vanguard FTSE All-World ex-US Small-Cap ETF	162,761
13,036	Vanguard FTSE Emerging Markets ETF	450,785
1,008	WisdomTree Emerging Markets SmallCap Dividend Fund	38,082
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,431,549)	5,344,951

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
137,084	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class to yield 0.26% (a)
	(Cost - $137,084)	137,084

	TOTAL INVESTMENTS - 100.5% (Cost - $5,568,633) (b)	$ 5,482,035
	OTHER ASSETS AND LIABILITIES - NET - (0.5)%	(29,787)
	TOTAL NET ASSETS - 100.0%	$ 5,452,248

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $5,572,157 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 76,763
	Unrealized depreciation:	(166,885)
	Net unrealized depreciation:	$ (90,122)

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2016 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.1%
	DEBT FUNDS - 48.1%
18,528	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund *	$ 458,568
1,539	iShares 1-3 Year Treasury Bond ETF	130,861
4,164	iShares 3-7 Year Treasury Bond ETF	524,456
2,595	iShares Floating Rate Bond ETF	130,840
3,997	iShares iBoxx $ High Yield Corporate Bond ETF	326,515
3,867	iShares iBoxx $ Investment Grade Corporate Bond ETF	459,477
8,755	PIMCO 1-5 Year U.S. TIPS Index ETF	458,324
5,766	PowerShares Senior Loan Portfolio	130,888
8,552	SPDR Barclays Short Term Corporate Bond ETF	261,948
2,401	Vanguard Total International Bond ETF	130,951
3,525	WisdomTree Emerging Markets Local Debt Fund	129,790
		3,142,618
	EQUITY FUNDS - 50.0%
2,681	FlexShares Global Upstream Natural Resources Index Fund	64,880
2,824	Guggenheim Timber ETF	65,206
1,817	iShares Core S&P Mid-Cap ETF	261,993
2,329	iShares Core S&P Small-Cap ETF	262,175
3,938	iShares S&P 500 Growth ETF	456,375
7,984	iShares S&P 500 Value ETF	718,081
4,721	SPDR Dow Jones International Real Estate ETF	195,733
2,072	SPDR Dow Jones REIT ETF	197,151
758	Vanguard Energy ETF	65,052
12,058	Vanguard FTSE All-World ex-US ETF	520,303
1,390	Vanguard FTSE All World ex-US Small-Cap ETF	129,798
7,517	Vanguard FTSE Emerging Markets ETF	259,938
664	Vanguard Materials ETF	65,191
		3,261,876
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,362,908)	6,404,494

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
164,986	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class to yield 0.26% (a)
	(Cost - $164,986)	164,986

	TOTAL INVESTMENTS - 100.6% (Cost - $6,527,894) (b)	$ 6,569,480
	OTHER ASSETS AND LIABILITIES - NET - (0.6)%	(36,762)
	TOTAL NET ASSETS - 100.0%	$ 6,532,718

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2016 (Unaudited)

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
TIPS - Treasury Inflation Protected Security
* Non-Income producing security
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $6,572,422 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 114,506
	Unrealized depreciation:	(117,448)
	Net unrealized depreciation:	$ (2,942)

TOPS® Conservative ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2016 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 68.1%
8,442	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund *	$ 208,939
1,909	iShares 1-3 Year Treasury Bond ETF	162,322
1,107	iShares 3-7 Year Treasury Bond ETF	139,427
1,379	iShares Floating Rate Bond ETF	69,529
1,175	iShares iBoxx $ Investment Grade Corporate Bond ETF	139,614
995	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	92,495
3,989	PIMCO 1-5 Year U.S. TIPS Index ETF	208,824
920	PIMCO Enhanced Short Maturity Active ETF	92,718
6,130	PowerShares Senior Loan Portfolio	139,151
6,063	SPDR Barclays Short Term Corporate Bond ETF	185,710
1,701	Vanguard Total International Bond ETF	92,773
1,249	WisdomTree Emerging Markets Local Debt Fund	45,988
		1,577,490
	EQUITY FUNDS - 29.9%
1,900	FlexShares Global Upstream Natural Resources Index Fund	45,980
644	iShares Core S&P Mid-Cap ETF	92,858
412	iShares Core S&P Small-Cap ETF	46,379
997	iShares S&P 500 Growth ETF	115,542
1,800	iShares S&P 500 Value ETF	161,892
1,115	SPDR Dow Jones International Real Estate ETF	46,228
490	SPDR Dow Jones REIT ETF	46,624
2,671	Vanguard FTSE All-World ex-US ETF	115,254
246	Vanguard FTSE All-World ex-US Small-Cap ETF	22,971
		693,728
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,229,859)	2,271,218

	SHORT-TERM INVESTMENT - 2.8%
	MONEY MARKET FUND - 2.8%
63,941	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class to yield 0.26% (a)
	(Cost - $63,941)	63,941

	TOTAL INVESTMENTS - 100.8% (Cost - $2,293,800) (b)	$ 2,335,159
	OTHER ASSETS AND LIABILITIES - NET - (0.8)%	(18,948)
	TOTAL NET ASSETS - 100.0%	$ 2,316,211

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
TIPS - Treasury Inflation Protected Security
* Non-Income producing security
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $2,315,200 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 25,211
	Unrealized depreciation:	(5,252)
	Net unrealized appreciation:	$ 19,959

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2016 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 13.0%
7,234	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund *	$ 179,042
1,422	iShares 3-7 Year Treasury Bond ETF	179,101
4,370	iShares iBoxx $ High Yield Corporate Bond ETF	356,985
3,418	PIMCO 1-5 Year U.S. TIPS Index ETF	178,932
7,225	WisdomTree Emerging Markets Local Debt Fund	266,025
		1,160,085
	EQUITY FUNDS - 85.0%
14,669	FlexShares Global Upstream Natural Resources Index Fund	354,990
3,859	Guggenheim Timber ETF	89,104
6,828	iShares Core S&P Mid-Cap ETF	984,529
9,552	iShares Core S&P Small-Cap ETF	1,075,269
9,996	iShares S&P 500 Growth ETF	1,158,437
11,902	iShares S&P 500 Value ETF	1,070,466
6,457	SPDR Dow Jones International Real Estate ETF	267,707
1,888	SPDR Dow Jones REIT ETF	179,643
1,038	Vanguard Energy ETF	89,081
35,030	Vanguard FTSE All-World ex-US ETF	1,511,545
1,899	Vanguard FTSE All World ex-US Small-Cap ETF	177,329
14,128	Vanguard FTSE Emerging Markets ETF	488,546
908	Vanguard Materials ETF	89,147
1,177	WisdomTree Emerging Markets SmallCap Dividend Fund	44,467
		7,580,260
	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,730,117)	8,740,345

	SHORT-TERM INVESTMENT - 2.9%
	MONEY MARKET FUND - 2.9%
257,541	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class to yield 0.26% (a)
	(Cost - $257,541)	257,541

	TOTAL INVESTMENTS - 100.9% (Cost - $8,987,658) (b)	$ 8,997,886
	OTHER ASSETS AND LIABILITIES - NET - (0.9)%	(81,733)
	TOTAL NET ASSETS - 100.0%	$ 8,916,153

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
TIPS - Treasury Inflation Protected Security
* Non-Income producing security
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $9,027,496 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 277,268
	Unrealized depreciation:	(306,878)
	Net unrealized depreciation:	$ (29,610)

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2016 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 33.1%
11,945	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund *	$ 295,639
1,736	iShares 1-3 Year Treasury Bond ETF	147,612
587	iShares 3-7 Year Treasury Bond ETF	73,933
4,509	iShares iBoxx $ High Yield Corporate Bond ETF	368,340
4,363	iShares iBoxx $ Investment Grade Corporate Bond ETF	518,412
5,643	PIMCO 1-5 Year U.S. TIPS Index ETF	295,411
6,505	PowerShares Senior Loan Portfolio	147,664
12,061	SPDR Barclays Short Term Corporate Bond ETF	369,428
1,354	Vanguard Total International Bond ETF	73,847
3,977	WisdomTree Emerging Markets Local Debt Fund	146,433
		2,436,719
	EQUITY FUNDS - 64.9%
9,083	FlexShares Global Upstream Natural Resources Index Fund	219,809
3,186	Guggenheim Timber ETF	73,565
4,100	iShares Core S&P Mid-Cap ETF	591,179
5,255	iShares Core S&P Small-Cap ETF	591,555
6,347	iShares S&P 500 Growth ETF	735,554
8,189	iShares S&P 500 Value ETF	736,518
5,326	SPDR Dow Jones International Real Estate ETF	220,816
1,559	SPDR Dow Jones REIT ETF	148,339
857	Vanguard Energy ETF	73,548
20,411	Vanguard FTSE All-World ex-US ETF	880,734
1,568	Vanguard FTSE All World ex-US Small-Cap ETF	146,420
8,481	Vanguard FTSE Emerging Markets ETF	293,273
750	Vanguard Materials ETF	73,635
		4,784,945
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,192,961)	7,221,664

	SHORT-TERM INVESTMENT - 2.6%
	MONEY MARKET FUND - 2.6%
192,685	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class to yield 0.26% (a)
	(Cost - $192,685)	192,685

	TOTAL INVESTMENTS - 100.6% (Cost - $7,385,646) (b)	$ 7,414,349
	OTHER ASSETS AND LIABILITIES - NET - (0.6)%	(47,600)
	TOTAL NET ASSETS - 100.0%	$ 7,366,749

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2016 (Unaudited)

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
TIPS - Treasury Inflation Protected Security
* Non-Income producing security
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $7,427,481 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$ 57,472
Unrealized depreciation:	(70,604)
Net unrealized depreciation:	$ (13,132)

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2016 (Unaudited)
Shares				Value

	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 43.1%
1,577,095	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund *			$ 39,033,101
130,528	iShares 1-3 Year Treasury Bond ETF			11,098,796
354,214	iShares 3-7 Year Treasury Bond ETF			44,613,253
219,847	iShares Floating Rate Bond ETF			11,084,686
341,807	iShares iBoxx $ High Yield Corporate Bond ETF			27,922,214
328,509	iShares iBoxx $ Investment Grade Corporate Bond ETF			39,033,439
745,604	PIMCO 1-5 Year U.S. TIPS Index ETF			39,032,369
490,978	PowerShares Senior Loan Portfolio			11,145,201
725,517	SPDR Barclays Short Term Corporate Bond ETF			22,222,586
203,624	Vanguard Total International Bond ETF			11,105,653
306,358	WisdomTree Emerging Markets Local Debt Fund			11,280,102
				267,571,400
	EQUITY FUNDS - 45.2%
230,300	FlexShares Global Upstream Natural Resources Index Fund			5,573,260
241,108	Guggenheim Timber ETF			5,567,184
156,601	iShares Core S&P Mid-Cap ETF			22,580,298
201,209	iShares Core S&P Small-Cap ETF			22,650,097
339,246	iShares S&P 500 Growth ETF			39,315,219
682,723	iShares S&P 500 Value ETF			61,404,106
408,489	SPDR Dow Jones International Real Estate ETF			16,935,954
179,072	SPDR Dow Jones REIT ETF			17,038,701
65,023	Vanguard Energy ETF			5,580,274
1,038,089	Vanguard FTSE All-World ex-US ETF			44,793,540
120,310	Vanguard FTSE All-World ex-US Small-Cap ETF			11,234,548
653,114	Vanguard FTSE Emerging Markets ETF			22,584,682
56,682	Vanguard Materials ETF			5,565,039
				280,822,902
	TOTAL EXCHANGE TRADED FUNDS (Cost - $543,213,335)			548,394,302

	SHORT-TERM INVESTMENTS - 11.4%
	MONEY MARKET FUNDS - 11.2%
28,750,000	BlackRock Liquidity Funds TempFund Portfolio - Institutional Class to yield 0.24% (a)			28,750,000
40,659,153	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class to yield 0.26% (a)			40,659,153
				69,409,153

Principal		Coupon (b)	Maturity
	U.S. TREASURY BILL - 0.2%
$ 1,500,000	United States Treasury Bill (c)	0.00%	6/23/2016	1,499,014

	TOTAL SHORT-TERM INVESTMENTS (Cost - $70,908,167)			70,908,167

	TOTAL INVESTMENTS - 99.7% (Cost - $614,121,502) (d)			$ 619,302,469
	OTHER ASSETS AND LIABILITIES - NET - 0.3%			1,690,244
	TOTAL NET ASSETS - 100.0%			$ 620,992,713

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2016 (Unaudited)

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
TIPS - Treasury Inflation Protected Security
* Non-Income producing security
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2016.
(b) Represents discount rate at time of purchase.
(c) All or a portion of this security held as collateral for futures contracts.
(d) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $616,436,949 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 19,830,881
		Unrealized depreciation:	(16,965,361)
		Net unrealized apppreciation:	$ 2,865,520

			Unrealized
Contracts			Appreciation (Depreciation)
	LONG FUTURES CONTRACTS
77	MSCI EAFE Index Mini June 2016
	(Underlying Face Amount at Value $6,258,175)		$ (40,929)
99	MSCI Emerging Market Index Mini June 2016
	(Underlying Face Amount at Value $4,127,805)		67,485
53	Russell 2000 Index Mini June 2016
	(Underlying Face Amount at Value $5,880,880)		90,534
74	S&P 500 Index E-Mini June 2016
	(Underlying Face Amount at Value $7,590,550)		63,276
20	S&P Midcap 400 Index E-Mini June 2016
	(Underlying Face Amount at Value $2,882,400)		37,376

	NET UNREALIZED APPRECIATION ON LONG FUTURES CONTRACTS		$ 217,742

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2016 (Unaudited)
Shares				Value

	EXCHANGE TRADED FUNDS - 88.9%
	DEBT FUNDS - 11.8%
764,294	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund *			$ 18,916,276
150,202	iShares 3-7 Year Treasury Bond ETF			18,917,942
463,801	iShares iBoxx $ High Yield Corporate Bond ETF			37,887,904
361,336	PIMCO 1-5 Year U.S. TIPS Index ETF			18,915,939
779,446	WisdomTree Emerging Markets Local Debt Fund (a)			28,699,202
				123,337,263
	EQUITY FUNDS - 77.1%
1,562,403	FlexShares Global Upstream Natural Resources Index Fund			37,810,152
408,944	Guggenheim Timber ETF (a)			9,442,517
730,477	iShares Core S&P Mid-Cap ETF			105,327,479
1,022,708	iShares Core S&P Small-Cap ETF			115,126,240
1,068,648	iShares S&P 500 Growth ETF			123,845,617
1,263,222	iShares S&P 500 Value ETF			113,614,187
692,876	SPDR Dow Jones International Real Estate ETF			28,726,639
202,497	SPDR Dow Jones REIT ETF			19,267,589
110,281	Vanguard Energy ETF			9,464,315
3,732,764	Vanguard FTSE All-World ex-US ETF			161,068,767
204,061	Vanguard FTSE All-World ex-US Small-Cap ETF			19,055,216
1,507,653	Vanguard FTSE Emerging Markets ETF			52,134,641
96,138	Vanguard Materials ETF			9,438,829
140,095	WisdomTree Emerging Markets SmallCap Dividend Fund			5,292,789
				809,614,977
	TOTAL EXCHANGE TRADED FUNDS (Cost - $909,386,209)			932,952,240

	SHORT-TERM INVESTMENTS - 9.0%
	MONEY MARKET FUNDS - 7.9%
30,000,000	BlackRock Liquidity Funds TempFund Portfolio - Institutional Class to yield 0.24% (b)			30,000,000
30,000,000	Federated Prime Cash Obligations Fund - Premier Class to yield 0.23% (b)			30,000,000
23,186,693	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class to yield 0.26% (b)			23,186,693
				83,186,693

Principal		Coupon (d)	Maturity
	U.S. TREASURY BILL - 1.1%
$ 11,810,000	United States Treasury Bill (c)	0.00%	6/23/2016	11,802,471

	TOTAL SHORT-TERM INVESTMENTS (Cost - $94,989,164)			94,989,164

	TOTAL INVESTMENTS - 97.9% (Cost - $1,004,375,373) (e)			$ 1,027,941,404
	OTHER ASSETS AND LIABILITIES - NET - 2.1%			22,412,984
	TOTAL NET ASSETS - 100.0%			$ 1,050,354,388

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2016 (Unaudited)

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
TIPS - Treasury Inflation Protected Security
* Non-Income producing security
(a) Affiliated company - TOPS Managed Risk Growth ETF Portfolio holds in excess of 5% of outstanding voting securities of this exchange traded fund.
(b) Variable rate security, the money market rate shown represents the rate at March 31, 2016.
(c) All or a portion of this security may be held as collateral for futures contracs.
(d) Represents discount rate at time of purchase.
(e) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $1,009,711,444 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 62,778,031
	Unrealized depreciation:	(44,548,071)
	Net unrealized appreciation:	$ 18,229,960

		Unrealized
Contracts		Depreciation
	SHORT FUTURES CONTRACTS
271	MSCI EAFE Index Mini June 2016
	(Underlying Face Amount at Value $22,025,525)	$ (275,998)
423	MSCI Emerging Market Index Mini June 2016
	(Underlying Face Amount at Value $17,636,985)	(595,121)
229	Russell 2000 Index Mini June 2016
	(Underlying Face Amount at Value $25,409,840)	(937,245)
219	S&P 500 Index E-Mini June 2016
	(Underlying Face Amount at Value $22,463,925)	(339,668)
105	S&P Midcap 400 Index E-Mini June 2016
	(Underlying Face Amount at Value $15,132,600)	(419,026)

	NET UNREALIZED DEPRECIATION ON SHORT FUTURES CONTRACTS	$ (2,567,058)

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2016 (Unaudited)
Shares				Value

	EXCHANGE TRADED FUNDS - 88.5%
	DEBT FUNDS - 29.6%
1,494,958	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund *			$ 37,000,210
216,527	iShares 1-3 Year Treasury Bond ETF			18,411,291
73,448	iShares 3-7 Year Treasury Bond ETF			9,250,776
567,008	iShares iBoxx $ High Yield Corporate Bond ETF			46,318,884
544,949	iShares iBoxx $ Investment Grade Corporate Bond ETF			64,750,840
706,772	PIMCO 1-5 Year U.S. TIPS Index ETF			36,999,514
814,463	PowerShares Senior Loan Portfolio			18,488,310
1,504,412	SPDR Barclays Short Term Corporate Bond ETF			46,080,140
168,892	Vanguard Total International Bond ETF			9,211,370
508,203	WisdomTree Emerging Markets Local Debt Fund			18,712,034
				305,223,369
	EQUITY FUNDS - 58.9%
1,146,096	FlexShares Global Upstream Natural Resources Index Fund			27,735,523
399,961	Guggenheim Timber ETF (a)			9,235,099
519,556	iShares Core S&P Mid-Cap ETF			74,914,780
672,267	iShares Core S&P Small-Cap ETF			75,677,096
803,943	iShares S&P 500 Growth ETF			93,168,954
1,029,556	iShares S&P 500 Value ETF			92,598,267
677,625	SPDR Dow Jones International Real Estate ETF			28,094,332
198,036	SPDR Dow Jones REIT ETF			18,843,125
107,863	Vanguard Energy ETF			9,256,803
2,583,037	Vanguard FTSE All-World ex-US ETF			111,458,047
199,577	Vanguard FTSE All-World ex-US Small-Cap ETF			18,636,500
1,083,296	Vanguard FTSE Emerging Markets ETF			37,460,376
94,026	Vanguard Materials ETF			9,231,473
				606,310,375
	TOTAL EXCHANGE TRADED FUNDS (Cost - $901,524,454)			911,533,744

	SHORT-TERM INVESTMENTS - 10.4%
	MONEY MARKET FUNDS - 10.1%
35,000,000	BlackRock Liquidity Funds TempFund Portfolio - Institutional Class to yield 0.24% (b)			35,000,000
35,000,000	Federated Prime Cash Obligations Fund - Premier Class to yield 0.23% (b)			35,000,000
33,809,796	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class to yield 0.26% (b)			33,809,796
				103,809,796

Principal		Coupon (d)	Maturity
	U.S. TREASURY BILL - 0.3%
$ 3,790,000	United States Treasury Bill (c)	0.00%	6/23/2016	3,787,558

	TOTAL SHORT-TERM INVESTMENTS (Cost - $107,597,354)			107,597,354

	TOTAL INVESTMENTS - 98.9% (Cost - $1,009,121,808) (e)			$ 1,019,131,098
	OTHER ASSETS AND LIABILITIES - NET - 1.1%			10,980,273
	TOTAL NET ASSETS - 100.0%			$ 1,030,111,371

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2016 (Unaudited)

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
TIPS - Treasury Inflation Protected Security
* Non-Income producing security
(a) Affiliated company - TOPS Managed Risk Moderate Growth ETF holds in excess of 5% of outstanding voting securities of this exchange traded fund.
(b) Variable rate security, the money market rate shown represents the rate at March 31, 2016. (c) All or a portion of this security held as collateral for futures contracts.
(d) Represents discount rate at time of purchase.
(e) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $1,013,276,422 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 42,591,305
	Unrealized depreciation:	(36,736,629)
	Net unrealized appreciation:	$ 5,854,676

		Unrealized
Contracts		Appreciation (Depreciation)
	LONG FUTURES CONTRACTS
126	MSCI EAFE Index Mini June 2016
	(Underlying Face Amount at Value $10,240,650)	$ (104,580)
259	MSCI Emerging Market Index Mini June 2016
	(Underlying Face Amount at Value $10,799,005)	(41,633)
134	Russell 2000 Index Mini June 2016
	(Underlying Face Amount at Value $14,868,640)	23,057
157	S&P 500 Index E-Mini June 2016
	(Underlying Face Amount at Value $16,104,275)	(29,064)
71	S&P Midcap 400 Index E-Mini June 2016
	(Underlying Face Amount at Value $10,232,520)	1,341

	NET UNREALIZED DEPRECIATION ON LONG FUTURES CONTRACTS	$ (150,879)

TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2016 (Unaudited)
Shares				Value
	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 38.6%
160,622	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund *			$ 3,975,395
15,509	iShares 1-3 Year Treasury Bond ETF			1,318,730
29,813	iShares 3-7 Year Treasury Bond ETF			3,754,947
17,414	iShares Floating Rate Bond ETF			878,014
40,615	iShares iBoxx $ High Yield Corporate Bond ETF			3,317,839
39,032	iShares iBoxx $ Investment Grade Corporate Bond ETF			4,637,782
75,937	PIMCO 1-5 Year U.S. TIPS Index ETF			3,975,302
58,336	PowerShares Senior Loan Portfolio			1,324,227
93,391	SPDR Barclays Short Term Corporate Bond ETF			2,860,566
20,161	Vanguard Total International Bond ETF			1,099,581
36,402	WisdomTree Emerging Markets Local Debt Fund			1,340,322
				28,482,705
	EQUITY FUNDS - 49.7%
45,622	FlexShares Global Upstream Natural Resources Index Fund			1,104,052
28,654	Guggenheim Timber ETF			661,621
24,806	iShares Core S&P Mid-Cap ETF			3,576,777
32,094	iShares Core S&P Small-Cap ETF			3,612,822
46,063	iShares S&P 500 Growth ETF			5,338,241
78,670	iShares S&P 500 Value ETF			7,075,580
48,532	SPDR Dow Jones International Real Estate ETF			2,012,137
18,909	SPDR Dow Jones REIT ETF			1,799,191
7,729	Vanguard Energy ETF			663,303
143,912	Vanguard FTSE All-World ex-US ETF			6,209,803
14,296	Vanguard FTSE All-World ex-US Small-Cap ETF			1,334,960
77,604	Vanguard FTSE Emerging Markets ETF			2,683,546
6,736	Vanguard Materials ETF			661,341
				36,733,374
	TOTAL EXCHANGE TRADED FUNDS (Cost - $66,327,796)			65,216,079

	SHORT-TERM INVESTMENTS - 13.0%
	MONEY MARKET FUND - 12.8%
9,416,521	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class to yield 0.26% (a)
				9,416,521

Principal		Coupon (b)	Maturity
	U.S. TREASURY BILL - 0.2%
$ 140,000	United States Treasury Bill (c)	0.00%	6/23/2016	139,909

	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,556,430)			9,556,430

	TOTAL INVESTMENTS - 101.3% (Cost - $75,884,226) (d)			$ 74,772,509
	OTHER ASSETS AND LIABILITIES - NET - (1.3)%			(929,810)
	TOTAL NET ASSETS - 100.0%			$ 73,842,699

TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2016 (Unaudited)

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust
TIPS - Treasury Inflation Protected Security
* Non-income producing secuity
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2016.
(b) Represents discount rate at time of purchase.
(c) All or a portion of this security may be held as collateral for futures contracts.
(d) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $76,091,503 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 435,647
		Unrealized depreciation:	(1,754,641)
		Net unrealized depreciation:	$ (1,318,994)

			Unrealized
Contracts			Appreciation (Depreciation)
	LONG FUTURES CONTRACTS
9	MSCI EAFE Index Mini June 2016
	(Underlying Face Amount at Value $731,475)		$ (11,175)
12	MSCI Emerging Market Index Mini June 2016
	(Underlying Face Amount at Value $500,340)		(4,100)
6	Russell 2000 Index Mini June 2016
	(Underlying Face Amount at Value $665,760)		719
8	S&P 500 Index E-Mini June 2016
	(Underlying Face Amount at Value $820,600)		(4,213)
3	S&P Midcap 400 Index E-Mini June 2016
	(Underlying Face Amount at Value $432,360)		(765)

	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS		$ (19,534)

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolios follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

A Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or Sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or Sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor or Sub-Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor or Sub-Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 5,344,951	$ -	$ -	$ 5,344,951
Short-Term Investments	137,084	-	-	137,084
Total	$ 5,482,035	$ -	$ -	$ 5,482,035

Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 6,404,494	$ -	$ -	$ 6,404,494
Short-Term Investments	164,986	-	-	164,986
Total	$ 6,569,480	$ -	$ -	$ 6,569,480

Conservative ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 2,271,218	$ -	$ -	$ 2,271,218
Short-Term Investments	63,941	-	-	63,941
Total	$ 2,335,159	$ -	$ -	$ 2,335,159

Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 8,740,345	$ -	$ -	$ 8,740,345
Short-Term Investments	257,541	-	-	257,541
Total	$ 8,997,886	$ -	$ -	$ 8,997,886

Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 7,221,664	$ -	$ -	$ 7,221,664
Short-Term Investments	192,685	-	-	192,685
Total	$ 7,414,349	$ -	$ -	$ 7,414,349

Managed Risk Balanced ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 548,394,302	$ -	$ -	$ 548,394,302
Short-Term Investments	69,409,153	1,499,014	-	70,908,167
Long Futures Contracts	217,742	-	-	217,742
Total	$ 618,021,197	$ 1,499,014	$ -	$ 619,520,211

Managed Risk Flex ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 65,216,079	$ -	$ -	$ 65,216,079
Short-Term Investments	9,416,521	139,909	-	9,556,430
Total	$ 74,632,600	$ 139,909	$ -	$ 74,772,509

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$ 19,534	$ -	$ -	$ 19,534

Managed Risk Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 932,952,240	$ -	$ -	$ 932,952,240
Short-Term Investments	83,186,693	11,802,471	-	94,989,164
Total	$ 1,016,138,933	$ 11,802,471	$ -	$ 1,027,941,404

Liabilities	Level 1	Level 2	Level 3	Total
Short Futures Contracts	$ 2,567,058	$ -	$ -	$ 2,567,058

Managed Risk Moderate Growth ETF Portfolio
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 911,533,744	$ -	$ -	$ 911,533,744
Short-Term Investments	103,809,796	3,787,558	-	107,597,354
Total	$ 1,015,343,540	$ 3,787,558	$ -	$ 1,019,131,098

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$ 150,879	$ -	$ -	$ 150,879

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Portfolios’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Futures Contracts – The Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio, Managed Risk Moderate Growth ETF Portfolio and Managed Risk Flex ETF Portfolio are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the period ended March 31, 2016, the Portfolios had the following realized gains (loss) from futures contracts.

For the period ended March 31, 2016, the Portfolios had the following change in unrealized appreciation (depreciation) from futures contracts.

The notional value of the futures contracts disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended March 31, 2016 is a reflection of the volume of derivative activity for the respective Portfolio.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TOPS Portfolios

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 5/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 5/26/2016

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 5/26/2016